Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2010 Fund	May 30, 2023
Fidelity Freedom 2010 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(13.18%)
Past 5 years	2.40%
Since Inception	2.94%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.16%	[1]
F0201
Average Annual Return:
Past 1 year	(12.90%)
Past 5 years	2.58%
Since Inception	3.10%	[1]

[1]	A From July 20, 2017